Consolidated income statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated income statements
Revenue	€ 232,023	€ 205,450	€ 170,449
Cost of sales	(103,255)	(87,278)	(76,446)
Gross profit	128,768	118,172	94,003
Research and development expenses	(37,568)	(26,891)	(27,104)
Sales and marketing expenses	(62,125)	(49,151)	(44,636)
General and administrative expenses	(35,143)	(33,315)	(29,337)
Net other operating income	3,196	3,402	2,436
Operating profit (loss)	(2,872)	12,217	(4,638)
Financial expenses	(4,420)	(4,101)	(5,995)
Financial income	6,114	5,620	2,452
Share in loss of joint venture, after tax			(39)
Profit (loss) before taxes	(1,178)	13,736	(8,221)
Income tax benefit/(expense)	(975)	(591)	1,028
Net profit (loss) for the year	(2,153)	13,145	(7,193)
Net profit (loss) attributable to:
The owners of the parent	(2,123)	13,154	(7,044)
Non-controlling interest	€ (29)	€ (9)	€ (148)